Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of unobservable inputs in fair value measurement within level 3

	Carrying value				Fair value
	Cash and receivables	Liabilities	Equity	Total carrying amount	Level 1	Level 2	Level 3	Total
2025	€’000	€’000	€’000	€’000	€’000	€’000	€’000	€’000
Cash and cash equivalents	575			575				-
Trade receivables	4,774			4,774				-
Other receivables*	229			229				-
Trade payables		1,375		1,375				-
Warrants		0		0	0			0
Amounts owed to related parties		-		-				-
Loans and borrowings		1,757		1,757				-
Other payables**		7,038		7,038				-
Derivative liabilities		181		181		181		181
Other equity reserve			6,861	6,861				-
Total	5,579	10,730	6,861	22,790	0	181	-	181
2024
Cash and cash equivalents	214	-	-	214	-	-	-	-
Trade receivables	2,958	-	-	2,958	-	-	-	-
Other receivables*	48	-	-	48	-	-	-	-
Trade payables	-	2,838	-	2,838	-	-	-	-
Warrants	-	177	-	177	177	-	-	177
Amounts owed to related parties	-	5,086	-	5,086	-	-	-	-
Loans and borrowings	-	1,938	-	1,938	-	-	-	-
Other payables**	-	1,000	-	1,000	-	-	-	-
Derivative liabilities	-	870	-	870	-	870	-	870
Service related warrants	-	-	217	217	-	217	-	217
Convertible note reserve	-	-	24	24	-	24	-	24
	3,220	11,909	241	15,370	177	1,111	-	1,288

*	Prepayments and VAT have been excluded as they are not classified as a financial asset.
**	Employment taxes have been excluded as these are statutory liabilities.

schedule of expected contractual maturities

	Carrying amount	Contractual cash flows	Less than one year	1 – 2 years	2 – 5 years	More than 5 years
2025	€’000	€’000	€’000	€’000	€’000	€’000
Derivatives: Warrants*	-	-	-	-	-	-
Trade payables	1,375	1,375	1,375		-	-
Amounts owed to related parties	-	-	-	-	-	-
Loans and borrowings	1,757	1,757	1,757	-	-	-
Other payables	7,038	7,038	7,038		-	-
Lease liabilities	124	124	39	85	-	-
Derivatives: Convertible notes*	181	181	-	181	-	-
Total	10,475	10,475	10,209	266	-	-

2024
Derivatives: Warrants*	177	-	-	-	-	-
Trade payables	2,838	2,838	2,838	-	-	-
Amounts owed to related parties	5,086	5,086	-	-	-	-
Loans and borrowings	1,938	1,938	1,938	-	-	-
Other payables	1,000	1,000	1,000	-	-	-
Lease liabilities	273	275	119	108	48	-
Derivatives: Convertible notes*	636	-	-	-	-	-
Total	12,394	11,583	6,340	108	48

*	contractual cash flows for warrants and convertible promissory notes are €nil because both instruments will be settled in shares.

Schedule of significant exchange rates	The following significant exchange rates have been applied during the year.
	Average rate		Period-end spot rate
	2025	2024	2025	2024
Euro
USD	1.132	1.039	1.174	1.084